Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Net Income	$ 3,272,569	$ 5,522,601	$ 4,890,837
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,035,569	441,893	403,159
Loss (gain) from disposal of property and equipment	35,803	(35,516)	(178,814)
Loss (gain) from unrealized foreign currency translation	(662,345)	127,208	(423,680)
Provision for (reversal of) doubtful accounts	(278,642)	609,418	603,098
Amortization of operating lease right-of-use assets	1,071,435	1,218,372	1,070,912
Deferred tax benefit	(122,276)	(234,362)	(182,140)
Investment loss from equity method investment	145,828
Change in fair value of representative’s warrants liability	(369,404)
Changes in operating assets and liabilities:
Accounts receivable	6,218,036	(7,720,713)	(9,422,992)
Accounts receivable - related parties	(3,393,445)	(2,567,062)	(1,060,092)
Merchandise inventories	(6,074,870)	(5,344,367)	(1,140,268)
Prepaid expenses and other current assets	(6,933,131)	(1,116,517)	(2,949,689)
Long term prepaid expenses and other non-current assets	(4,578,679)	(765,668)	(264,908)
Accounts payable	(2,954,997)	7,818,308	1,068,687
Accounts payable - related parties	81,177	26,783
Deferred revenue	(69,862)	(350,790)	362,812
Income tax payable	(1,365,092)	602,387	303,680
Other payables and other current liabilities	2,429,202	(304,243)	165,025
Operating lease liabilities	(943,998)	(1,396,307)	(1,039,231)
Other non-current liabilities	1,179,459	91,750	143,883
Net cash used in operating activities	(12,277,663)	(3,376,825)	(7,649,721)
Cash flows from investing activities:
Payment made for a long-term equity method investment		(348,118)
Purchase of property and equipment	(2,815,184)	(2,939,471)	(3,414,703)
Proceeds from disposal of property and equipment	61,109	436,081	1,281,736
Collections from (advances made to) related parties	(128,535)	857,582	2,500,610
Payment for long-term loan due from a related party		3,773,600	(3,680,400)
Net cash provided by (used in) investing activities	(2,882,610)	1,779,674	(3,312,757)
Cash flows from financing activities:
Capital contribution prior to IPO	1,822,416	1,446,612
Proceeds from initial public offerings, net of issuance costs	22,102,984
Proceeds from short-term borrowings	282,176,915	424,201,158	260,918,369
Repayments of short-term borrowings	(302,541,521)	(415,796,955)	(233,253,603)
Proceeds from long-term borrowings	16,568,880	2,802,275
Repayments of long-term borrowings	(1,221,572)	(1,511,354)	(11,388,520)
Advances received from related parties	(174,570)	246,213	15,020
Repayment of obligations under finance leases	(408,492)	(332,643)	(140,386)
Net cash provided by financing activities	18,325,040	11,055,306	16,150,880
Effect of exchange rate fluctuation on cash	(1,873,760)	(607,011)	85,150
Net increase in cash	1,291,007	8,851,144	5,273,552
Cash at beginning of year	16,380,363	7,529,219	2,255,667
Cash at end of year	17,671,370	16,380,363	7,529,219
Cash paid for income taxes	3,718,637	2,928,603	2,589,710
Cash paid for interest	779,291	665,797	1,074,757
Supplemental non-cash operating activity
Purchase of property and equipment financed under long-term payment	22,719	143,888
Purchase of property and equipment financed under finance leases	(901,561)		527,992
Right of use assets obtained in exchange for operating lease liabilities	1,295,850	351,930	2,382,547
Deduction of right of use assets and operating lease liabilities in relation to lease concession	84,368	232,189
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	27,262
Deferred IPO cost offset with capital reserve	$ 685,473